DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

The Company

Ondas Holdings Inc. (the "Company") was originally incorporated in Nevada on December 22, 2014 under the name of Zev Ventures Incorporated. On September 28, 2018, we closed the Acquisition (see below), changed our name to Ondas Holdings Inc., and Ondas Networks Inc., a Delaware corporation ("Ondas Networks"), became our sole focus and wholly owned subsidiary. The corporate headquarters for Ondas Holdings Inc. and operational headquarters for Ondas Networks Inc. is located in Sunnyvale, California. Unless otherwise stated or unless the context otherwise requires, the description of our business set forth below is provided on a combined basis, taking into account our subsidiary, Ondas Networks. Ondas Networks was originally incorporated in Delaware on February 16, 2006 under the name of Full Spectrum Inc. On August 10, 2018, the name was changed to Ondas Networks Inc.

Ondas Networks’ wireless networking products are applicable to a wide range of mission critical functions that require secure communications over large geographic areas. We provide wireless connectivity solutions enabling mission-critical Industrial Internet applications and services. We refer to these applications as the Mission-Critical Internet of Things (MC-IoT).

We design, develop, manufacture, sell and support FullMAX, our multi-patented, state-of-the-art, point-to-multipoint, Software Defined Radio (SDR) system for secure, licensed, private, wide-area broadband networks. Our customers purchase FullMAX system solutions to deploy wide-area intelligent networks (WANs) for smart grids, smart pipes, smart fields and any other mission critical network that needs internet protocol connectivity. We intend to sell our products and services globally through a direct sales force and value-added sales partners to critical infrastructure providers including electric utilities, water and wastewater utilities, oil and gas producers, and for other critical infrastructure applications in areas such as homeland security and defense, and transportation.

Our future capital requirements will depend upon many factors, including progress with developing, manufacturing and marketing our technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, our ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets.

Our business consists of a single segment of products and services all of which are sold and provided in the United States and certain international markets.

The Acquisition

On September 28, 2018, we entered into the Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Zev Merger Sub, Inc. and Ondas Networks to acquire Ondas Networks. The transactions contemplated by the Merger Agreement were consummated on September 28, 2018 (the “Closing”), and pursuant to the terms of the Merger Agreement, all outstanding shares of common stock of Ondas Networks, $0.00001 par value per share, (the “Ondas Networks Share(s)”), were exchanged for shares of our common stock, $0.0001 par value per share (the “Company Shares”). Accordingly, Ondas Networks became our wholly-owned subsidiary and its business became the business of the Company.

At the Closing, each Ondas Networks Share outstanding immediately prior to the Closing was converted into 3.823 Company Shares (the “Exchange Ratio”), with all fractional shares rounded down to the nearest whole share. Accordingly, we issued an aggregate of 25,463,732 Company Shares for all of the then-outstanding Ondas Networks Shares.

In connection with the Closing, we amended and restated our articles of incorporation, effective September 28, 2018 to (i) change our name to Ondas Holdings Inc. and (ii) increase our authorized capital to 360,000,000 shares, consisting of 350,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.0001 per share. In connection with the Acquisition, our trading symbol changed to “ONDS” effective at the opening of business on October 5, 2018.

Also in connection with the Closing, (i) our sole director appointed additional individuals, who previously were members of the board of directors of Ondas Networks and its chief executive officer, to serve on our board of directors, and our board of directors subsequently appointed executive officers; (ii) the former holders of the Ondas Networks Shares executed lock-up agreements (the “Lock-Up Agreements”), which provide for an initial 12-month lock-up period followed by a subsequent 12-month limited sale period, commencing with the date of the Closing; (iii) we entered into a Common Stock Repurchase Agreement with Energy Capital, LLC, a current stockholder of the Company ("Energy Capital"), pursuant to which the entity sold an aggregate of 32.6 million Company Shares (the “Repurchase Shares”) to us at $0.0001 per share, for an aggregate consideration of $3,260. The Repurchase Shares were canceled and returned to our authorized but unissued shares; (iv) our board of directors approved, and our stockholders adopted, the 2018 Incentive Stock Plan (the “2018 Plan”) pursuant to which 10 million Company Shares has been reserved for issuance to employees, including officers, directors and consultants; and (v) we entered into a Loan and Security Agreement with Energy Capital, pursuant to which Energy Capital agreed to lend us an aggregate principal amount of up to $10 million, subject to specified conditions.

In accordance with ASC 805-40, Reverse Acquisitions, the historical capital stock account of Ondas Networks immediately prior to the Closing was carried forward and retroactively adjusted to reflect the par value of the outstanding stock of the Company, including the number of shares issued in the Closing as we are the surviving legal entity. Additionally, retained earnings of Ondas Networks have been carried forward after the Closing. All share and per share amounts in the condensed consolidated financial statements and related notes have been retrospectively adjusted to reflect the one for 3.823 exchange of shares of common stock in connection with the Acquisition.

Liquidity

We have incurred losses since inception and have funded our operations primarily through debt and the sale of capital stock. At March 31, 2019, we had an accumulated deficit of approximately $38,200,000 and short-term borrowings outstanding of approximately $14,100,000, of which approximately $4,000,000, is due on June 30, 2019 and approximately $10,100,000 is due on September 9, 2019. At March 31, 2019 we had long-term borrowings outstanding of $4,400,000. As of March 31, 2019, we had cash and cash equivalents of approximately $400,000 and a working capital deficit of approximately $17,200,000.

Our future capital requirements will depend upon many factors, including progress with developing, manufacturing and marketing our technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, our ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets.

Our ability to generate revenue and achieve profitability depends on our completion of our second-generation products and commencing the manufacture, marketing and sales of those products. These activities, including our planned research and development efforts, will require significant uses of working capital through the end of 2019 and beyond. Based on our current operating plans, we believe that our existing cash and cash equivalents, as well as the $5.9 million in borrowings available under the Energy Capital Loan and Security Agreement (see NOTE 8 for additional details), will be sufficient to meet our anticipated operating needs through June 30, 2019. We currently do not have sufficient funds to repay certain debt obligations totaling approximately $4 million on maturity on June 30, 2019 and must secure additional equity or debt capital in order to repay those obligations. At the present time we have no commitments for any such funding and no assurance can be provided that we will be able to raise the needed funds on commercially acceptable terms or at all. These factors raise substantial doubt about our ability to continue as a going concern through May 10, 2020. The financial information contained in these financial statements have been prepared on a basis that assumes that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. This financial information and these financial statements do not include any adjustments that may result from the outcome of this uncertainty.

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

The Company

Ondas Holdings Inc. (the “Company”) was originally incorporated in Nevada on December 22, 2014 under the name of Zev Ventures Incorporated. On September 28, 2018, we closed the Acquisition, described below, changed our name to Ondas Holdings Inc., and Ondas Networks Inc., a Delaware corporation (“Ondas Networks”), became our sole focus and wholly owned subsidiary. The corporate headquarters for Ondas Holdings Inc. and operational headquarters for Ondas Networks Inc. is located in Sunnyvale, California. Unless otherwise stated or unless the context otherwise requires, the description of our business set forth below is provided on a combined basis, taking into account our subsidiary, Ondas Networks. Ondas Networks was originally incorporated in Delaware on February 16, 2006 under the name of Full Spectrum Inc. On August 10, 2018, the name was changed to Ondas Networks Inc.

On July 4, 2018, FS Partners (Cayman) Limited, a Cayman Islands limited liability company (“FS Partners”) was formed by Eric A. Brock, CEO of Ondas Holdings, and Stewart W. Kantor, President and L. Philip Chu, Vice President-Asia of Ondas Networks. On December 1, 2018, Messer Brock, Kantor and Chu transferred its ownership of FS Partners to Ondas Holdings, for a nominal amount, at which time FS Partners became a wholly owned subsidiary of Ondas Holdings. As of December 31, 2018, FS Partners had not begun formal operations and had not received any investment capital.

On July 13, 2018, Full Spectrum Holding Limited, a Cayman Islands limited liability company (“Full Spectrum Holding”) was formed by FS Partners, Ondas Networks Inc., and Mr. Chu. On December 1, 2018, Ondas Networks transferred ownership of Full Spectrum Holding to Ondas Holdings, for a nominal amount, at which time Full Spectrum Holding became a majority owned subsidiary of Ondas Holdings. Mr. Chu maintained a minority interest in Full Spectrum Holding. As of December 31, 2018 Full Spectrum Holding had not begun formal operations and had not received any investment capital.

On November 29, 2018, Ondas Network Limited, a company established in Chengdu, Sichuan Province, received a business license under the laws of Company Law of the People’s Republic of China and the Law of the People’s Republic of China on Wholly Foreign Invested Enterprises. Mr. Chu is legal representative of Ondas Network Limited. Ondas Network Limited is a wholly owned subsidiary of Full Spectrum Holding. As of December 31, 2018 Ondas Network Limited had not begun formal operations and had not received any investment capital.

Ondas Networks’ wireless networking products are applicable to a wide range of mission critical functions that require secure communications over large geographic areas. We provide wireless connectivity solutions enabling mission-critical Industrial Internet applications and services. We refer to these applications as the Mission-Critical Internet of Things (MC-IoT).

We design, manufacture, sell and support FullMAX, our multi-patented wireless radio systems for secure, wide area mission-critical field area networks. This radio network provides point-to-multipoint, non-line of sight connectivity for industrial wireless networks. Since its inception on February 16, 2006, Ondas Networks has devoted its efforts principally to research and development and the commercialization of our FullMAX wireless technology platform. We began working with the IEEE in 2015 to help create the IEEE 802.16s wireless broadband standard which was published in the fourth quarter of 2017. In 2018, Ondas Networks initiated a business expansion plan designed to invest in our sales, and marketing and customer support capabilities in order to build our customer base.

Our business consists of a single segment of products and services all of which are sold and provided in the United States and certain international markets.

The Acquisition

On September 28, 2018, we entered into the Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Zev Merger Sub, Inc. and Ondas Networks to acquire Ondas Networks. The transactions contemplated by the Merger Agreement were consummated on September 28, 2018 (the “Closing”), and pursuant to the terms of the Merger Agreement, all outstanding shares of common stock of Ondas Networks, $0.00001 par value per share, (the “Ondas Networks Share(s)”), were exchanged for shares of our common stock, $0.0001 par value per share (the “Company Shares”). Accordingly, Ondas Networks became our wholly-owned subsidiary and its business became the business of the Company.

At the Closing, each Ondas Networks Share outstanding immediately prior to the Closing was converted into 3.823 Company Shares (the “Exchange Ratio”), with all fractional shares rounded down to the nearest whole share. Accordingly, we issued an aggregate of 25,463,732 Company Shares for all of the then-outstanding Ondas Networks Shares.

In connection with the Closing, we amended and restated our articles of incorporation, effective September 28, 2018 to (i) change our name to Ondas Holdings Inc. and (ii) increase our authorized capital to 360,000,000 shares, consisting of 350,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.0001 per share. In connection with the Acquisition, our trading symbol changed to “ONDS” effective at the opening of business on October 5, 2018.

Also in connection with the Closing, (i) our sole director appointed additional individuals, who previously were members of the board of directors of Ondas Networks and its chief executive officer, to serve on our board of directors, and our board of directors subsequently appointed executive officers; (ii) the former holders of the Ondas Networks Shares executed lock-up agreements (the “Lock-Up Agreements”), which provide for an initial 12-month lock-up period followed by a subsequent 12-month limited sale period, commencing with the date of the Closing; (iii) we entered into a Common Stock Repurchase Agreement with Energy Capital, a current stockholder of the Company (“Energy Capital”), pursuant to which the Energy Capital sold an aggregate of 32.6 million Company Shares (the “Repurchase Shares”) to us at $0.0001 per share, for an aggregate consideration of $3,260. The Repurchase Shares were canceled and returned to our authorized but unissued shares; (iv) our board of directors approved, and our stockholders adopted, the 2018 Incentive Stock Plan (the “2018 Plan”) pursuant to which 10 million Company Shares has been reserved for issuance to employees, including officers, directors and consultants; and (v) we entered into a Loan and Security Agreement with Energy Capital, pursuant to which Energy Capital agreed to lend us an aggregate principal amount of up to $10 million, subject to specified conditions.

In accordance with ASC 805-40, Reverse Acquisitions, the historical capital stock account of Ondas Networks immediately prior to the Closing was carried forward and retroactively adjusted to reflect the par value of the outstanding stock of the Company, including the number of shares issued in the Closing as we are the surviving legal entity. Additionally, retained earnings of Ondas Networks have been carried forward after the Closing. All share and per share amounts in the condensed consolidated financial statements and related notes have been retrospectively adjusted to reflect the one for 3.823 exchange of shares of common stock in connection with the Acquisition.

Liquidity

We have incurred losses since inception and have funded our operations primarily through debt and the sale of capital stock. As of December 31, 2018, we had an accumulated deficit of approximately $32,382,000 and net borrowings outstanding of approximately $14,246,000, of which approximately $3,883,000, is contractually due on March 30, 2019 and $10,063,000 is contractually due on September 19, 2019. As of December 31, 2018, we had cash and cash equivalents of approximately $1,130,000 and a working capital deficit of approximately $15,205,000.

Our future capital requirements will depend upon many factors, including progress with developing, manufacturing and marketing our technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, our ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets.

Our ability to generate revenue and achieve profitability depends on our completion of our second-generation products and commencing the manufacture, marketing and sales of those products. These activities, including our planned research and development efforts, will require significant uses of working capital through the end of 2019 and beyond. Based on our current operating plans, we believe that our existing cash and cash equivalents, as well as the $3,300,000 in borrowings we drew down thus far in 2019 from the $10 million loan and security agreement (see NOTE 14 for further details) will only be sufficient to meet our anticipated operating needs through March 2019. We currently do not have sufficient funds to repay the debt discussed above at maturity on March 30, 2019 and must secure additional equity or debt capital in order to repay those obligations (the balance of funds available under the $10 million loan and security agreement are contractually not available for this repayment). Aside from the balance available under $10 million loan and security agreement, at the present time we have no commitments for any such funding and no assurance can be provided that we will be able to raise the needed funds on commercially acceptable terms or at all. These factors raise substantial doubt about our ability to continue as a going concern through March 19, 2020. The financial information contained in these financial statements have been prepared on a basis that assumes that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. This financial information and these financial statements do not include any adjustments that may result from the outcome of this uncertainty.